LOANS RECEIVABLE	3 Months Ended	12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022
LOANS RECEIVABLE
LOANS RECEIVABLE

4. LOANS RECEIVABLE

During the year ended August 31, 2022, the Company launched its new small business lending solution called Business Warrior Funding. The new lending solution leverages the Company’s expertise and strategic partnerships to help entrepreneurs grow their business and offset the difficulty often associated with traditional bank lending. Loans to customers range from $5,000 to $125,000, with interest rates ranging from 16.99% to 23.0%. As of November 30, 2022, the Company had a loans receivable balance of $286,035. As of August 31, 2022, the Company had a loans receivable balance of $293,618, of which $70,399 are considered current and $223,219 are non-current. The Company has $59,427 recorded as an allowance for doubtful accounts as of November 30, 2022 and August 31, 2022.

Year ending August 31, 2023	$62,816
Year ending August 31, 2024	223,219
$286,035

6. LOANS RECEIVABLE

During the year ended August 31, 2022, the Company launched its new small business lending solution called Business Warrior Funding. The new lending solution leverages the Company’s expertise and strategic partnerships to help entrepreneurs grow their business and offset the difficulty often associated with traditional bank lending. Loans to customers range from $5,000 to $125,000, with interest rates ranging from 16.99% to 23.0%. As of August 31, 2022, the Company had a loans receivable balance of $293,618, of which $70,399 are considered current and $223,219 are non-current. The Company has $59,427 recorded as an allowance for doubtful accounts as of August 31, 2022.

Year ending August 31, 2023	$70,399
Year ending August 31, 2024	223,219
$293,618